Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform Act and Consumer Protection Act and Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to executive officers of the Company and the Company’s financial performance.

A.	Required Tabular Disclosure of Compensation Actually Paid versus Performance

The following table discloses information on "compensation actually paid" or "CAP" (as determined pursuant to SEC rules) to our principal executive officer ("PEO") and (on average) to our other Named Executive Officers ("non-PEO NEOs") during the specified years alongside total shareholder return and net income, as well as the Company-selected measure of Company adjusted EBITDA, as defined under the 2024 Cash Incentive Bonus Plan ("2024 Incentive Plan Company Adjusted EBITDA"). The Company selected this measure as the most important in linking compensation actually paid to our Named Executive Officers for 2024 to Company performance by virtue of the fact that the 2024 Cash Incentive Bonus Plan was a key component of our 2024 executive compensation program, and 2024 Incentive Plan Company Adjusted EBITDA was the primary metric for determining achievement under the 2024 Cash Incentive Bonus Plan for all of our Named Executive Officers. Moreover, this same measure (adjusted EBITDA, calculated in the same manner as 2024 Incentive Plan Company Adjusted EBITDA) was the sole metric for determining achievement under the performance-based RSUs granted to certain of our Named Executive Officers (Michael Sousa, Michael M. Collier, Kevin P. O'Hara, and Scott A. Roberts) in 2022, 2023, and 2024, as applicable, which were eligible for vesting based on performance during the year ended December 31, 2024.

					Value of initial fixed $100 investment based on(3):
Year(1)	Summary compensation table total for PEO	Compensation actually paid to PEO(2)	Average summary compensation table total for non-PEO NEOs	Average compensation actually paid to non-PEO NEOs(2)	Total shareholder return	Peer group total shareholder return (Dow Jones US Software TSM)	Net Income(4)	Company-selected measure: Adjusted EBITDA(5)
2024	$702,131	$786,546	$820,457	$927,914	$117.87	$243.89	$20,007,000	$66,726,000
2023	727,109	787,761	795,497	853,601	99.78	207.07	15,213,000	61,295,000
2022	749,901	735,100	811,303	787,891	91.32	129.99	12,091,000	53,192,000
2021	641,950	714,120	746,776	827,431	96.91	194.54	5,845,000	52,315,000
2020	577,378	499,881	643,007	512,716	80.29	147.65	14,091,000	49,248,000

(1)

Non-PEO NEOs in the table above include the following individuals: for 2020, J. Edward Pearson, Michael Sousa, Scott A. Roberts, and Michael M. Collier; for 2021, J. Edward Pearson, Michael Sousa, Scott A. Roberts, and Kevin P. O'Hara; for 2022, J. Edward Pearson, Michael Sousa, Scott A. Roberts, and Trisha L. Coady; for 2023, Michael Sousa, Michael M. Collier, Scott A. Roberts, and Trisha L. Coady; and for 2024, Michael Sousa, Michael M. Collier, Kevin P. O'Hara, and Scott A. Roberts. Our principal executive officer for each of the years set forth above was Robert A. Frist, Jr.

PEO Total Compensation Amount	$ 702,131	$ 727,109	$ 749,901	$ 641,950	$ 577,378
PEO Actually Paid Compensation Amount	$ 786,546	787,761	735,100	714,120	499,881
Adjustment To PEO Compensation, Footnote
(2)	Adjustments made to calculate "compensation actually paid" pursuant to the SEC rules to our principal executive officer for the years set forth below are as follows:

PEO	2024	2023	2022	2021	2020
Total Compensation in SCT	$702,131	$727,109	$749,901	$641,950	$577,378
Less: Grant date value of stock awards and option awards reported in SCT	(150,020)	(150,006)	(205,336)	(131,548)	(131,538)
Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end	170,448	172,235	240,128	150,700	125,121
Plus/(less): Change in fair value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end	65,349	30,524	(15,580)	44,436	(49,365)
Plus/(less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year	(1,362)	7,899	(34,013)	8,582	(21,715)
Less: Prior year-end value of awards granted in a prior year that failed to vest during the year	—	—	—	—	—
Total Adjustments	84,415	60,652	(14,801)	72,170	(77,497)
Compensation Actually Paid	$786,546	$787,761	$735,100	$714,120	$499,881

Non-PEO NEO Average Total Compensation Amount	$ 820,457	795,497	811,303	746,776	643,007
Non-PEO NEO Average Compensation Actually Paid Amount	$ 927,914	853,601	787,891	827,431	512,716
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments made to calculate “compensation actually paid” pursuant to the SEC rules to our named executive officers (other than our principal executive officer) on average for the years set forth below are as follows:

Average of Non-PEO NEOs	2024	2023	2022	2021	2020
Total Compensation in SCT	$820,457	$795,497	$811,303	$746,776	$643,007
Less: Grant date value of stock awards and option awards reported in SCT	(326,717)	(286,382)	(343,069)	(316,719)	(281,764)
Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end	380,590	310,886	273,103	359,083	232,033
Plus/(less): Change in fair value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end	61,531	26,078	115,132	29,252	(46,332)
Plus/(less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year	(7,947)	7,522	(68,578)	9,039	(34,228)
Less: Prior year-end value of awards granted in a prior year that failed to vest during the year	—	—	—	—	—
Total Adjustments	107,457	58,104	(23,412)	80,655	(130,291)
Compensation Actually Paid	$927,914	$853,601	$787,891	$827,431	$512,716

(3)

Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019 in our stock and the Dow Jones US Software TSM index. The Dow Jones US Software TSM index was the index that was disclosed in our performance graph in Part II, Item 5 of the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, filed on February 28, 2025 pursuant to Item 201(e) of Regulation S-K.

(4)	Reflects after-tax net income prepared in accordance with GAAP for each of the years shown above.

(5)

Adjusted EBITDA as defined under the Company’s 2024 cash incentive bonus plan, or 2024 Incentive Plan Company Adjusted EBITDA, equals the Company’s consolidated adjusted EBITDA for the year ended December 31, 2024 as publicly disclosed by the Company, subject to the following adjustments: (i) excluding acquisition-related expenses incurred during the year to the extent such expenses were in excess of the amount originally allocated to such purpose in the Company's 2024 budget, and (ii) excluding the impact on adjusted EBITDA from acquisitions and divestitures consummated during the year. For purposes of clarity, the calculation of consolidated adjusted EBITDA as publicly disclosed by the Company, as well as 2024 Incentive Plan Company Adjusted EBITDA, takes into account any bonus amounts payable by the Company under the 2024 Cash Incentive Bonus Plan. For additional information regarding this measure, see "Compensation Discussion and Analysis" above. In addition, see Appendix A for additional information regarding adjusted EBITDA as publicly disclosed by the Company, including a reconciliation of adjusted EBITDA for the year ended December 31, 2024, to the most comparable GAAP measure, net income.

Compensation Actually Paid vs. Total Shareholder Return
C.	Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures

The following graphs illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and cumulative total shareholder returns of the Dow Jones US Software TSM index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with the SEC rules and may not fully represent the actual final amount of compensation earned by or actually paid to our Named Executive Officers during the applicable years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
B.	Required Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2024 to Company Performance

Listed below are the performance measures which in our assessment represent the most important financial performance measures (as defined by SEC rules) we used to link compensation actually paid to our Named Executive Officers for 2024 to the Company's performance.

2024 Most Important Financial Performance Measures

●	2024 Incentive Plan Adjusted EBITDA (as calculated under the 2024 Cash Incentive Bonus Plan)
●	2024 Incentive Plan Revenue Growth Percentage Rate (as calculated under the 2024 Cash Incentive Bonus Plan)

Total Shareholder Return Amount	$ 117.87	99.78	91.32	96.91	80.29
Peer Group Total Shareholder Return Amount	243.89	207.07	129.99	194.54	147.65
Net Income (Loss)	$ 20,007,000	$ 15,213,000	$ 12,091,000	$ 5,845,000	$ 14,091,000
Company Selected Measure Amount	66,726,000	61,295,000	53,192,000	52,315,000	49,248,000
Measure:: 1
Pay vs Performance Disclosure
Name	2024 Incentive Plan Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	2024 Incentive Plan Revenue Growth Percentage Rate
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 84,415	$ 60,652	$ (14,801)	$ 72,170	$ (77,497)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(150,020)	(150,006)	(205,336)	(131,548)	(131,538)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	170,448	172,235	240,128	150,700	125,121
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,349	30,524	(15,580)	44,436	(49,365)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,362)	7,899	(34,013)	8,582	(21,715)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	107,457	58,104	(23,412)	80,655	(130,291)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(326,717)	(286,382)	(343,069)	(316,719)	(281,764)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	380,590	310,886	273,103	359,083	232,033
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,531	26,078	115,132	29,252	(46,332)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,947)	7,522	(68,578)	9,039	(34,228)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0